Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Components of Fixed Assets
	December 31, 2024	December 31, 2023
Office equipment	$28,019	$3,335
Medical equipment	123,094	1,000
Furniture	5,046	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	899,387	4,335
Less: Accumulated depreciation	(219,145)	(678)
Fixed assets, net	$680,242	$3,657